Derivative Instruments and Hedging Activities (Details 2) (Instruments designated as accounting hedges:, USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Derivative instruments and hedging activities
Asset derivatives:	$ 8,130	$ 7,492	$ 7,466	$ 11,428	$ 18,106
Liability derivatives:	13,979	13,337	13,686	7,941	17,933
Foreign currency forwards | Other current assets
Derivative instruments and hedging activities
Asset derivatives:	2,827	3,779	7,466	11,428	18,106
Foreign currency forwards | Other noncurrent assets
Derivative instruments and hedging activities
Asset derivatives:	5,303	3,713
Foreign currency forwards | Other current liabilities
Derivative instruments and hedging activities
Liability derivatives:	6,809	6,839	7,522	3,193	17,933
Foreign currency forwards | Other noncurrent liabilities
Derivative instruments and hedging activities
Liability derivatives:	7,006	6,407	6,164	4,748
Forward starting swap | Other noncurrent liabilities
Derivative instruments and hedging activities
Liability derivatives:	$ 164	$ 91